UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  500 Boylston Street, Suite 440
	  Boston, MA  02116

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Boston, Massachusetts	February 13, 2013

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	85

Form 13F Information Table Value Total:  	$316,050,000

Bainco International Investors
December 31, 2012

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        COM              h0023r105     4500    56385 SH       Sole                    56385
AT&T Inc                       COM              00206R102     2991    88730 SH       Sole                    88730
Abbott Laboratories            COM              002824100     4379    66855 SH       Sole                    66855
Apple Inc                      COM              037833100     7202    13533 SH       Sole                    13533
BB&T Corporation               COM              054937107     4306   147935 SH       Sole                   147935
Bank of America                COM              060505104     2158   185863 SH       Sole                   185863
Berkshire Hathaway Cl B        COM              084670702      242     2700 SH       Sole                     2700
Blackrock Inc                  COM              09247X101     3103    15010 SH       Sole                    15010
Bristol Myers Co               COM              110122108      217     6650 SH       Sole                     6650
CACI International Inc.        COM              127190304      550    10000 SH       Sole                    10000
Capstone Turbine               COM              14067d102       18    20000 SH       Sole                    20000
Carbonite Inc                  COM              141337105      102    11000 SH       Sole                    11000
Celgene Corp                   COM              151020104     3117    39720 SH       Sole                    39720
Check Point Software Technolog COM              m22465104     2674    56130 SH       Sole                    56130
Chevron Texaco Corp            COM              166764100     5138    47513 SH       Sole                    47513
Cirrus Logic Inc.              COM              172755100     2991   103250 SH       Sole                   103250
Cisco Systems Inc              COM              17275R102     2994   152363 SH       Sole                   152363
Coca-Cola Company              COM              191216100     4428   122160 SH       Sole                   122160
Consumer Discretionary Sector  COM              81369y407     4096    86335 SH       Sole                    86335
Consumer Staples Sector SPDR   COM              81369y308     1126    32250 SH       Sole                    32250
Covidien PLC                   COM              g2554f113     4131    71550 SH       Sole                    71550
Disney, Walt Co                COM              254687106     5104   102515 SH       Sole                   102515
Du Pont E.I. De Nemours        COM              263534109     4050    90035 SH       Sole                    90035
EMC Corp                       COM              268648102     3540   139910 SH       Sole                   139910
EOG Resources, Inc.            COM              26875p101     3499    28970 SH       Sole                    28970
Exxon Mobil Corp               COM              30231g102     7560    87354 SH       Sole                    87354
Facebook Inc.                  COM              30303m102     2273    85382 SH       Sole                    85382
Fleetcor Technologies Inc      COM              339041105     5751   107200 SH       Sole                   107200
Fusion-io Inc                  COM              36112j107     2829   123391 SH       Sole                   123391
General Electric               COM              369604103      350    16680 SH       Sole                    16680
Google Inc CL A                COM              38259p508     6512     9206 SH       Sole                     9206
Honeywell International Inc    COM              438516106     5130    80830 SH       Sole                    80830
IBM                            COM              459200101     4871    25430 SH       Sole                    25430
Illinois Tool Works            COM              452308109     4249    69875 SH       Sole                    69875
Industrial Select Sector SPDR  COM              81369y704     5579   147212 SH       Sole                   147212
Instapay Systems Inc           COM              45775u101        0    14000 SH       Sole                    14000
Intel Corporation              COM              458140100      456    22100 SH       Sole                    22100
JP Morgan Chase                COM              46625h100     4856   110440 SH       Sole                   110440
Johnson & Johnson              COM              478160104    18965   270540 SH       Sole                   270540
Juniper Networks Inc           COM              48203r104      343    17450 SH       Sole                    17450
Kraft Foods Group, Inc         COM              50076q106     1551    34112 SH       Sole                    34112
Kulicke & Soffa Industries     COM              501242101      173    14400 SH       Sole                    14400
Materials Select Sector SPDR   COM              81369y100     2381    63425 SH       Sole                    63425
Maxim Integrated Prods.        COM              57772K101      531    18060 SH       Sole                    18060
McDonald's Corp                COM              580135101     3404    38590 SH       Sole                    38590
Microsoft Corp                 COM              594918104     3952   147950 SH       Sole                   147950
Mobilepro Corp.                COM              60742e205        0   300000 SH       Sole                   300000
Mondelez International Inc     COM              609207105     2692   105780 SH       Sole                   105780
NASDAQ 100 Index Tracking ETF  COM              73935a104      697    10703 SH       Sole                    10703
Nortel Networks Corp           COM              656568508        0    48000 SH       Sole                    48000
Occidental Petroleum Corp      COM              674599105     4202    54845 SH       Sole                    54845
Office Depot                   COM              676220106       54    16500 SH       Sole                    16500
Orthometrix Inc.               COM              68750M100        0   127265 SH       Sole                   127265
PepsiCo Inc                    COM              713448108      233     3408 SH       Sole                     3408
Pfizer Inc                     COM              717081103     5122   204240 SH       Sole                   204240
Philip Morris International    COM              718172109     2242    26810 SH       Sole                    26810
Powershares S&P 500 Low Volati COM              73937b779      889    32109 SH       Sole                    32109
Procter & Gamble Co            COM              742718109     3597    52990 SH       Sole                    52990
Qualcomm                       COM              747525103     6924   111927 SH       Sole                   111927
S&P 500 Depository Receipt (Sp COM              78462F103     9165    64358 SH       Sole                    64358
Seadrill Ltd.                  COM              g7945e105     2244    60980 SH       Sole                    60980
Southern Company               COM              842587107     3453    80650 SH       Sole                    80650
Starbucks Corp                 COM              855244109      349     6500 SH       Sole                     6500
Supertex Inc                   COM              868532102      219    12500 SH       Sole                    12500
TJX Companies Inc              COM              872540109     1948    45882 SH       Sole                    45882
Target Corp                    COM              87612E106     3294    55675 SH       Sole                    55675
The Hershey Company            COM              427866108     3345    46315 SH       Sole                    46315
Toyota Motor Corp Spon ADR     COM              892331307      326     3500 SH       Sole                     3500
Tyler Technologies Inc.        COM              902252105    28632   591076 SH       Sole                   591076
US Bancorp                     COM              902973304     3582   112150 SH       Sole                   112150
United Parcel Service          COM              911312106     3480    47195 SH       Sole                    47195
UnitedHealth Group             COM              91324p102     3987    73500 SH       Sole                    73500
Utilities Select Sector SPDR   COM              81369y886     3607   103290 SH       Sole                   103290
VF Corp                        COM              918204108     4322    28627 SH       Sole                    28627
Vanguard European Stock ETF    COM              922042874     2357    48255 SH       Sole                    48255
Vanguard FTSE All-World Ex-US  COM              922042775     9919   216805 SH       Sole                   216805
Vanguard MSCI Emerging Markets COM              922042858     3370    75689 SH       Sole                    75689
Vanguard REIT ETF              COM              922908553     3697    56180 SH       Sole                    56180
Visa Inc                       COM              92826c839     3904    25755 SH       Sole                    25755
iShares MSCI EAFE Growth Index COM              464288885     5917    98555 SH       Sole                    98555
iShares MSCI EAFE Index Fund   COM              464287465      373     6554 SH       Sole                     6554
iShares MSCI Germany Index     COM              464286806      372    15050 SH       Sole                    15050
iShares MSCI Taiwan Index Fund COM              464286731      173    12700 SH       Sole                    12700
iShares S&P MidCap 400         COM              464287507      602     5920 SH       Sole                     5920
Rule 144 Carbonite, Inc.       144              141337907    28389  3069065 SH       Sole                  3069065